Consolidated Statements of Operations (Parentheticals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Income Loss From Discontinued Operations Net Of Tax Abstract
Income tax expense	$ 4,841	$ 3,523	$ 5,784